Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue
Commercial products	€ 365,690	€ 193,790	€ 921,452	€ 443,480
Milestones		12,922	17,046	12,922
Licenses, services and clinical supply	3,967	6,922	17,045	16,230
Total revenue	369,657	213,634	955,543	472,632
Revenue (geographical)
Total revenue	369,657	213,634	955,543	472,632
United States [Member]
Revenue
Total revenue	317,066	161,113	791,614	343,089
Revenue (geographical)
Total revenue	317,066	161,113	791,614	343,089
Europe [member]
Revenue
Total revenue	49,158	33,381	135,147	82,602
Revenue (geographical)
Total revenue	49,158	33,381	135,147	82,602
Rest of World [member]
Revenue
Total revenue	3,433	19,140	28,782	46,941
Revenue (geographical)
Total revenue	€ 3,433	€ 19,140	€ 28,782	€ 46,941